Inventories - Summary of Inventories (Parenthetical) (Detail) - Aircraft	Dec. 31, 2021	Dec. 31, 2020
Phenom 300 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Phenom 100 [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Number of aircraft held in inventory as available for sale		1
Ipanema [member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory		3
Praetor 600 [Member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2	2
Praetor 500 [Member]
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Embraer 135 [Member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		1
Embraer 145 [Member]
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale		2
Embraer 195
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory		2
Super Tucano
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Embraer 190
Disclosure of inventories [line items]
Number of aircraft held in inventory as available for sale	1	1